Restructuring - Schedule of Company's Resource Alignment Program (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Restructuring Cost and Reserve
Restructuring reserve	$ 36	$ 38
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	62	136
Payments for restructuring	(64)	(98)
Employee Termination Benefits | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	15	73
Payments for restructuring	(18)	(61)
Restructuring reserve	9	12
Facilities Costs | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	16	41
Payments for restructuring	(15)	(15)
Restructuring reserve	27	26
Manufacturing Expense | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	0	16
Payments for restructuring	0	(16)
Restructuring reserve	0	0
Other Charges | Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	31	6
Payments for restructuring	(31)	(6)
Restructuring reserve	$ 0	$ 0